Lease Assets - Schedule of Right-of-Use Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance	$ 474.3
Depreciation	(133.6)	$ (127.1)
Ending balance	545.4	474.3
Right-of-use assets
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance	474.3	442.9
Additions	57.6	70.9
Acquisitions	103.1	60.8
Depreciation	(133.6)	(127.1)
Modifications	50.6	37.1
Net impairment	(3.7)	(29.0)
Foreign exchange	(2.9)	18.7
Ending balance	545.4	474.3
Right-of-use assets | Building
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance	454.8	431.0
Additions	48.1	60.3
Acquisitions	103.0	56.8
Depreciation	(121.6)	(117.7)
Modifications	51.0	36.4
Net impairment	(3.7)	(29.0)
Foreign exchange	(3.8)	17.0
Ending balance	527.8	454.8
Right-of-use assets | Other
Reconciliation of changes in right-of-use assets [abstract]
Beginning balance	19.5	11.9
Additions	9.5	10.6
Acquisitions	0.1	4.0
Depreciation	(12.0)	(9.4)
Modifications	(0.4)	0.7
Net impairment	0.0	0.0
Foreign exchange	0.9	1.7
Ending balance	$ 17.6	$ 19.5